CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands	Share capital [Member]		Share Premium [Member]	Accumulated losses [Member]	Share based payments reserve [Member]		Reserve with respect to funding transactions with related parties [Member]	Reserve with respect to transaction under common control [Member]	Total
Balance at Dec. 31, 2017	$ 21		$ 22,788	$ (29,904)	$ 2,352		$ 16,940	$ (8,467)	$ 3,730
Changes in the period:
Comprehensive and net income for the period				(5,975)					(5,975)
Balance at Dec. 31, 2018	21		22,788	(35,879)	2,352		16,940	(8,467)	(2,245)
Changes in the period:
Comprehensive and net income for the period				(3,978)					(3,978)
Share based compensation					615				615
Balance at Dec. 31, 2019	21		22,788	(39,857)	2,967		16,940	(8,467)	(5,608)
Changes in the period:
Comprehensive and net income for the period				1,513					1,513
Benefit to the Company by certain of its equity holder with respect to funding transactions							2,515		2,515
Exercise of employee options to ordinary shares		[1]	2			[1]			2
Share based compensation					523				523
Balance at Jun. 30, 2020	21		22,790	(38,344)	3,490		19,455	(8,467)	(1,055)
Balance at Dec. 31, 2019	21		22,788	(39,857)	2,967		16,940	(8,467)	(5,608)
Changes in the period:
Comprehensive and net income for the period				6,514					6,514
Benefit to the Company by certain of its equity holder with respect to funding transactions							3,132		3,132
Recapitalization of share capital	23		(23)
Issuance of ordinary shares, net of issuance cost, in an initial public offering			45,810						45,810
Exercise of employee options to ordinary shares			33		(29)
Share based compensation					969				969
Balance at Dec. 31, 2020	44	[2],[3]	68,608	(33,343)	3,907		20,072	(8,467)	50,821
Changes in the period:
Comprehensive and net income for the period				6,725					6,725
Exercise of employee options to ordinary shares		[4]	1,842		(1,111)				731
Share based compensation					540				540
Balance at Jun. 30, 2021	$ 44	[3]	$ 70,450	$ (26,618)	$ 3,336		$ 20,072	$ (8,467)	$ 58,817

[1]	Less than $500
[2]	24,983,855 shares, no par value, authorized issued and fully paid.
[3]	25,479,728 shares, no par value, authorized issued and fully paid.
[4]	Less than $1,000